UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-02280)

Exact name of registrant as specified in charter:	Putnam Convertible Securities Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2015

Date of reporting period:	January 31, 2015

Item 1. Schedule of Investments:

Putnam Convertible Securities Fund

The fund's portfolio
1/31/15 (Unaudited)

CONVERTIBLE BONDS AND NOTES (69.3%)(a)
			Principal amount	Value

Airlines (—%)

Lufthansa Malta Blues LP 144A cv. sr. unsec. notes 0 3/4s, 2017 (Malta)		EUR	17,000	$57,814

				57,814
Automotive (1.4%)

Navistar International Corp. 144A cv. sr. unsec. unsub. notes 4 3/4s, 2019			$7,221,000	6,453,769

Tesla Motors, Inc. cv. sr. unsec. notes 1 1/4s, 2021			8,155,000	6,998,009

				13,451,778
Biotechnology (8.4%)

Aegerion Pharmaceuticals, Inc. 144A cv. sr. unsec. notes 2s, 2019			3,770,000	3,244,556

AMAG Pharmaceuticals, Inc. cv. sr. unsec. unsub. notes 2 1/2s, 2019			6,345,000	10,968,919

ANI Pharmaceuticals, Inc. cv. sr. unsec. notes 3s, 2019			2,338,000	2,451,978

ARIAD Pharmaceuticals, Inc. 144A cv. sr. unsec. notes 3 5/8s, 2019			6,020,000	5,940,988

BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 1 1/2s, 2020			9,024,000	11,618,400

Emergent BioSolutions, Inc cv. sr. unsec. unsub. bonds 2 7/8s, 2021			5,210,000	5,981,731

Gilead Sciences, Inc. cv. sr. unsec. notes 1 5/8s, 2016			3,103,000	14,283,497

Illumina, Inc. 144A cv. sr. unsec. notes 0 1/2s, 2021			3,760,000	4,443,850

Medicines Co. (The) cv. sr. unsec. notes 2 1/2s, 2022			6,795,000	7,364,081

Medivation, Inc. cv. sr. unsec. unsub. notes 2 5/8s, 2017			3,699,000	7,834,944

Merrimack Pharmaceuticals, Inc. cv. sr. unsec. unsub. notes 4 1/2s, 2020			3,159,000	5,135,349

				79,268,293
Broadcasting (1.4%)

Liberty Media Corp. cv. sr. unsec. bonds 1 3/8s, 2023			13,096,000	12,694,935

				12,694,935
Commercial and consumer services (5.5%)

Carriage Services, Inc. 144A cv. unsec. sub. notes 2 3/4s, 2021			4,615,000	5,183,222

CBIZ, Inc. 144A cv. sr. sub. notes 4 7/8s, 2015			3,660,000	4,305,075

Ctrip.com International, Ltd. cv. sr. unsec. bonds 1 1/4s, 2018 (China)			3,290,000	3,228,313

Euronet Worldwide, Inc. 144A cv. sr. unsec. notes 1 1/2s, 2044			5,544,000	5,270,265

Huron Consulting Group, Inc. cv. sr. unsec. unsub. notes 1 1/4s, 2019			5,116,000	5,768,290

Live Nation Entertainment, Inc. 144A cv. sr. unsec. notes 2 1/2s, 2019			10,068,000	10,514,768

Monster Worldwide, Inc. 144A cv. sr. unsec. notes 3 1/2s, 2019			4,580,000	4,637,250

Priceline Group, Inc. (The) cv. sr. unsec. unsub. notes 1s, 2018			10,836,000	13,517,910

				52,425,093
Communications equipment (0.5%)

Ciena Corp. 144A cv. sr. unsec. notes 3 3/4s, 2018			4,059,000	4,840,358

				4,840,358
Components (0.4%)

Finisar Corp. cv. sr. unsec. bonds 0 1/2s, 2033			4,027,000	3,855,853

				3,855,853
Computers (5.2%)

Akamai Technologies, Inc. 144A cv. sr. unsec. notes zero %, 2019			4,644,000	4,699,148

Brocade Communications Systems, Inc. cv. sr. unsec. notes 1 3/8s, 2020			1,950,000	1,997,531

Dealertrack Technologies, Inc. cv. company guaranty sr. unsec. notes 1 1/2s, 2017			4,028,000	4,919,195

Infinera Corp. 144A cv. sr. unsec. unsub. bonds 1 3/4s, 2018			4,287,000	6,039,311

SanDisk Corp. cv. sr. unsec. bonds 0 1/2s, 2020			7,881,000	8,398,191

ServiceNow, Inc. cv. sr. unsec. unsub. bonds zero %, 2018			6,659,000	7,932,534

Synchronoss Technologies, Inc. cv. sr. unsec. notes 0 3/4s, 2019			6,782,000	7,180,443

Verint Systems, Inc. cv. sr. unsec. notes 1 1/2s, 2021			7,254,000	7,720,976

				48,887,329
Conglomerates (1.4%)

Siemens Financieringsmaatschappij N.V. cv. company guaranty sr. unsec. bonds 1.65s, 2019 (Netherlands)			11,250,000	13,042,688

				13,042,688
Construction (0.5%)

Cemex SAB de CV cv. unsec. sub. notes 3 3/4s, 2018 (Mexico)			3,990,000	4,468,800

				4,468,800
Consumer (0.9%)

Jarden Corp. cv. company guaranty sr. unsec. sub. bonds 1 7/8s, 2018			3,726,000	5,866,121

Jarden Corp. 144A cv. company guaranty sr. unsec. sub. notes 1 1/8s, 2034			2,314,000	2,648,084

				8,514,205
Consumer finance (1.0%)

Encore Capital Group, Inc. cv. company guaranty sr. unsec. bonds 3s, 2020			5,263,000	5,302,473

PRA Group, Inc. cv. sr. unsec. unsub. bonds 3s, 2020			3,944,000	4,054,925

				9,357,398
Electronics (6.9%)

GT Advanced Technologies, Inc. cv. sr. unsec. notes 3s, 2020 (In default)(NON)			2,944,000	1,133,440

Intel Corp. cv. jr. sub. notes 3 1/4s, 2039			11,170,000	18,179,175

Jazz Technologies, Inc. 144A cv. company guaranty sr. unsec. notes 8s, 2018			1,523,000	2,301,634

Mentor Graphics Corp. cv. sub. unsec. notes 4s, 2031			6,530,000	7,905,381

Micron Technology, Inc. cv. sr. unsec. bonds Ser. E, 1 5/8s, 2033			8,488,000	22,843,330

SunEdison, Inc. 144A cv. sr. unsec. notes 0 1/4s, 2020			4,506,000	4,201,845

Vishay Intertechnology, Inc. 144A cv. sr. unsec. notes 2 1/4s, 2041			5,210,000	4,431,756

Xilinx, Inc. cv. sr. unsec. notes 2 5/8s, 2017			3,275,000	4,542,016

				65,538,577
Energy (oil field) (1.0%)

Hornbeck Offshore Services, Inc. cv. company guaranty sr. unsec. notes 1 1/2s, 2019			3,239,000	2,670,151

SEACOR Holdings, Inc. cv. sr. unsec. bonds 3s, 2028			4,102,000	3,691,800

SEACOR Holdings, Inc. cv. sr. unsec. unsub. bonds 2 1/2s, 2027			2,968,000	3,107,125

				9,469,076
Entertainment (0.7%)

TiVo, Inc. 144A cv. sr. unsec. notes 2s, 2021			7,007,000	6,420,164

				6,420,164
Financial (0.7%)

Radian Group, Inc. cv. sr. unsec. unsub. notes 3s, 2017			4,820,000	7,034,188

				7,034,188
Health-care services (2.3%)

Anthem, Inc. cv. sr. unsec. bonds 2 3/4s, 2042			6,035,000	11,017,647

HealthSouth Corp. cv. sr. unsec. sub. notes 2s, 2043			2,919,000	3,573,951

Medidata Solutions, Inc. cv. sr. unsec. notes 1s, 2018			6,673,000	7,160,963

				21,752,561
Homebuilding (0.9%)

Forestar Group, Inc. cv. sr. unsec. unsub. notes 3 3/4s, 2020			491,000	448,038

Lennar Corp. 144A cv. sr. notes 2 3/4s, 2020			1,934,000	3,919,976

M/I Homes, Inc. cv. company guaranty sr. sub. notes 3s, 2018			3,946,000	3,847,350

				8,215,364
Insurance (1.0%)

Fidelity National Financial, Inc. cv. sr. unsec. unsub. notes 4 1/4s, 2018			4,790,000	9,184,825

				9,184,825
Investment banking/Brokerage (2.3%)

Ares Capital Corp. cv. sr. unsec. notes 5 3/4s, 2016			8,538,000	8,794,140

Cowen Group, Inc. 144A cv. sr. unsec. notes 3s, 2019			5,664,000	5,660,460

Prospect Capital Corp. cv. sr. unsec. bonds 5 7/8s, 2019			7,690,000	7,574,650

				22,029,250
Lodging/Tourism (1.1%)

Host Hotels & Resorts LP 144A cv. company guaranty sr. unsec. notes 2 1/2s, 2029(R)			5,940,000	10,573,200

				10,573,200
Manufacturing (0.3%)

Trinity Industries, Inc. cv. unsec. sub. notes 3 7/8s, 2036			2,580,000	3,300,788

				3,300,788
Media (1.2%)

Liberty Interactive, LLC cv. sr. unsec. unsub. bonds 0 3/4s, 2043			2,064,000	2,683,200

Liberty Interactive, LLC cv. sr. unsec. unsub. notes 3 1/2s, 2031			8,380,000	4,493,775

Liberty Interactive, LLC 144A cv. sr. unsec. notes 1s, 2043			4,135,000	4,672,550

				11,849,525
Medical technology (2.9%)

Cepheid, Inc. 144A cv. sr. unsec. notes 1 1/4s, 2021			3,753,000	4,111,881

China Medical Technologies, Inc. cv. sr. unsec. bonds Ser. CMT, 4s, 2016 (China) (In default)(F)(NON)			3,213,000	257,040

China Medical Technologies, Inc. 144A cv. sr. unsec. notes 6 1/4s, 2016 (China) (In default)(F)(NON)			3,544,000	248,080

Hologic, Inc. cv. sr. unsec. unsub. notes stepped-coupon 2s (0s, 3/1/18) 2042(STP)			5,185,000	6,147,466

Quidel Corp. cv. sr. unsec. notes 3 1/4s, 2020			4,819,000	4,873,214

Spectranetics Corp. (The) cv. sr. unsec. notes 2 5/8s, 2034			5,322,000	6,612,585

Wright Medical Group, Inc. cv. sr. unsec. unsub. notes 2s, 2017			4,535,000	5,147,225

				27,397,491
Metals (0.4%)

AK Steel Corp. cv. company guaranty sr. unsec. unsub. notes 5s, 2019			4,120,000	4,161,200

				4,161,200
Oil and gas (1.0%)

Cobalt International Energy, Inc. cv. sr. unsec. unsub. notes 2 5/8s, 2019			7,862,000	5,257,713

Goodrich Petroleum Corp. cv. company guaranty sr. unsub. notes 5s, 2032			2,043,000	1,082,790

Vantage Drilling Co. cv. sr. unsec. unsub. notes 7 7/8s, 2042			3,601,000	3,060,850

				9,401,353
Pharmaceuticals (4.1%)

Endo Health Solutions, Inc. cv. sr. unsec. sub. notes 1 3/4s, 2015			3,048,000	8,263,890

Jazz Investments I, Ltd. 144A cv. company guaranty sr. unsec. notes 1 7/8s, 2021 (Ireland)			11,379,000	13,206,752

Mylan, Inc./PA cv. company guaranty sr. unsec. notes 3 3/4s, 2015			2,415,000	9,613,209

Salix Pharmaceuticals, Ltd. cv. sr. unsec. notes 1 1/2s, 2019			3,885,000	8,163,356

				39,247,207
Real estate (6.2%)

Blackstone Mortgage Trust, Inc. cv. sr. unsec. unsub. notes 5 1/4s, 2018(R)			5,325,000	5,584,594

Brookdale Senior Living, Inc. cv. sr. unsec. unsub. notes 2 3/4s, 2018			7,172,000	9,216,020

Empire State Realty OP LP 144A cv. sr. unsec. notes 2 5/8s, 2019(R)			6,137,000	6,374,809

Forest City Enterprises, Inc. cv. sr. unsec. notes 4 1/4s, 2018			10,075,000	12,241,125

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			5,576,000	6,757,415

Spirit Realty Capital, Inc. cv. sr. unsec. notes 2 7/8s, 2019(R)			5,591,000	5,702,820

Starwood Property Trust, Inc. cv. sr. unsec. unsub. notes 4s, 2019(R)			11,760,000	13,277,681

				59,154,464
Semiconductor (2.3%)

Novellus Systems, Inc. cv. sr. unsec. notes 2 5/8s, 2041			5,815,000	12,840,247

NXP Semiconductors NV 144A cv. sr. unsec. notes 1s, 2019			8,149,000	8,749,989

				21,590,236
Shipping (0.7%)

Scorpio Tankers, Inc. 144A cv. sr. unsec. notes 2 3/8s, 2019			7,476,000	6,807,833

				6,807,833
Software (0.6%)

Safeguard Scientifics, Inc. cv. sr. unsec. bonds 5 1/4s, 2018			4,945,000	5,985,923

				5,985,923
Technology (0.6%)

ON Semiconductor Corp. cv. company guaranty sr. unsec. sub. notes Ser. B, 2 5/8s, 2026			4,997,000	5,846,490

				5,846,490
Technology services (3.5%)

AOL, Inc. 144A cv. sr. unsec. unsub. notes 0 3/4s, 2019			5,611,000	5,842,454

j2 Global, Inc. cv. sr. unsec. notes 3 1/4s, 2029			6,905,000	7,314,984

Salesforce.com, Inc. cv. sr. unsec. unsub. notes 0 1/4s, 2018			6,400,000	7,148,000

Twitter, Inc. cv. sr. unsec. unsub. notes 1s, 2021			5,245,000	4,674,606

Web.com Group, Inc. cv. sr. unsec. unsub. notes 1s, 2018			2,671,000	2,325,439

Yahoo!, Inc. cv. sr. unsec. bonds zero %, 2018			5,295,000	5,725,219

				33,030,702
Telecommunications (0.7%)

Level 3 Communications, Inc. cv. sr. unsec. unsub. notes Ser. B, 7s, 2015			3,695,000	6,681,022

Powerwave Technologies, Inc. cv. sr. unsec. sub. notes 3 7/8s, 2027 (In default)(F)(NON)			5,121,000	512

				6,681,534
Tobacco (0.7%)

Vector Group, Ltd. cv. sr. unsec. FRN notes 2 1/2s, 2019			4,855,000	6,891,066

				6,891,066
Transportation services (0.6%)

XPO Logistics, Inc. cv. sr. unsec. unsub. notes 4 1/2s, 2017			2,320,000	5,321,606

				5,321,606

Total convertible bonds and notes (cost $596,439,669)				$657,749,167

CONVERTIBLE PREFERRED STOCKS (22.6%)(a)
			Shares	Value

Aerospace and defense (1.1%)

United Technologies Corp. $3.75 cv. pfd.			177,715	$10,650,460

				10,650,460
Automotive (1.2%)

Fiat Chrysler Automobiles NV Ser. FCAU, $7.875 cv. pfd. (United Kingdom)(NON)			93,968	11,024,326

				11,024,326
Banking (3.2%)

Bank of America Corp. Ser. L, 7.25% cv. pfd.			12,410	14,628,288

Wells Fargo & Co. Ser. L, 7.50% cv. pfd.			12,790	15,899,569

				30,527,857
Consumer (0.8%)

Stanley Black & Decker, Inc. $6.25 cv. pfd.			68,260	7,732,493

				7,732,493
Electric utilities (3.1%)

Dominion Resources, Inc./VA $3.188 cv. pfd.			163,068	8,572,485

Exelon Corp. $3.25 cv. pfd.			162,113	8,522,280

NextEra Energy, Inc. cv. pfd. $2.90			212,285	12,580,009

				29,674,774
Financial (1.3%)

AMG Capital Trust II $2.575 cv. pfd.			207,160	12,649,708

				12,649,708
Food (0.8%)

Tyson Foods, Inc. $2.375 cv. pfd.			151,173	7,402,942

				7,402,942
Forest products and packaging (0.6%)

Weyerhaeuser Co. Ser. A, $3.188 cv. pfd.(R)			105,184	6,074,376

				6,074,376
Health-care services (0.4%)

AmSurg Corp. Ser. A-1, $5.25 cv. pfd.			30,928	3,529,658

				3,529,658
Insurance (0.5%)

Maiden Holdings, Ltd. Ser. B, $3.625 cv. pfd. (Bermuda)			105,197	5,002,117

				5,002,117
Medical technology (0.6%)

Alere, Inc. Ser. B, 3.00% cv. pfd.			18,445	5,985,403

				5,985,403
Metals (0.6%)

Alcoa, Inc. Ser. 1, $2.688 cv. pfd.			117,122	5,890,065

				5,890,065
Oil and gas (2.4%)

Chesapeake Energy Corp. 144A 5.75% cv. pfd.			14,063	14,265,156

Halcon Resources Corp. Ser. A, 5.75% cv. pfd.			3,717	1,204,457

Southwestern Energy Co. Ser. B, zero % cv. pfd.(NON)			130,073	7,056,460

				22,526,073
Power producers (0.7%)

Dynegy, Inc. Ser. A, $5.375 cv. pfd.(NON)			66,603	6,893,411

				6,893,411
Railroads (0.7%)

Genesee & Wyoming, Inc. $5.00 cv. pfd.			56,988	6,144,446

				6,144,446
Real estate (1.1%)

Alexandria Real Estate Equities, Inc. Ser. D, $1.75 cv. pfd.(R)			341,727	9,963,461

				9,963,461
Telecommunications (3.5%)

American Tower Corp. Ser. A, $5.25 cv. pfd.(R)			88,800	9,634,800

Crown Castle International Corp. Ser. A, $4.50 cv. pfd.			89,977	9,791,297

Iridium Communications, Inc. Ser. B, 6.75% cv. pfd.			5,147	1,665,363

Iridium Communications, Inc. 144A $7.00 cv. pfd.			33,766	3,551,761

T-Mobile US, Inc. $2.75 cv. pfd.			139,901	7,978,554

				32,621,775

Total convertible preferred stocks (cost $202,858,522)				$214,293,345

COMMON STOCKS (2.3%)(a)
			Shares	Value

Brazil Ethanol, Inc. 144A (Unit)(F)(NON)			312,500	$31

Delta Air Lines, Inc.			31,015	1,467,320

DISH Network Corp. Class A(NON)			33,560	2,360,946

Exxon Mobil Corp.			36,305	3,173,783

Jazz Pharmaceuticals PLC(NON)			13,635	2,308,951

Micron Technology, Inc.(NON)			81,735	2,391,975

Priceline Group, Inc. (The)(NON)			2,125	2,145,145

PulteGroup, Inc.			117,095	2,410,986

Salesforce.com, Inc.(NON)			41,285	2,330,538

Spirit Airlines, Inc.(NON)			13,640	1,011,270

Teva Pharmaceutical Industries, Ltd. ADR (Israel)			40,685	2,313,349

Total common stocks (cost $23,564,204)				$21,914,294

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Tower Semiconductor, Ltd. 144A (Israel)(F)	6/30/15	$1.70	1,085,630	$18

Total warrants (cost $217,126)				$18

SHORT-TERM INVESTMENTS (4.0%)(a)
			Shares	Value

Putnam Short Term Investment Fund 0.10%(AFF)			38,221,934	$38,221,934

Total short-term investments (cost $38,221,934)				$38,221,934

TOTAL INVESTMENTS

Total investments (cost $861,301,455)(b)				$932,178,758

Key to holding's currency abbreviations
EUR	Euro
USD / $	United States Dollar
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2014 through January 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $949,590,867.
(b)	The aggregate identified cost on a tax basis is $862,195,730, resulting in gross unrealized appreciation and depreciation of $108,968,101 and $38,985,073, respectively, or net unrealized appreciation of $69,983,028.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$40,401,678	$82,454,680	$84,634,424	$10,080	$38,221,934
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $98,322 to cover the settlement of certain securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and has delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$2,360,946	$—	$—
Consumer cyclicals	4,556,131	—	—
Energy	3,173,783	—	31
Health care	4,622,300	—	—
Technology	4,722,513	—	—
Transportation	2,478,590	—	—
Total common stocks	21,914,263	—	31
Convertible bonds and notes	—	657,243,535	505,632
Convertible preferred stocks	15,035,014	199,258,331	—
Warrants	—	18	—
Short-term investments	38,221,934	—	—

Totals by level	$75,171,211	$856,501,884	$505,663

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
Transfers from level 1 to level 2 during the reporting period, totaling$12,580,009, are the result of changing to a pricing service as the source for the securities prices. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Equity contracts	$18	$—

Total	$18	$—

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Warrants (number of warrants)		1,100,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Convertible Securities Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 31, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 31, 2015